Financial instruments - Fair Value, Additional Information (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 137,973
Face value	61,222
Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Carrying value	59,250
Face value	$ 61,200